Label	Element	Value
Neuberger Berman Equity Funds®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbef_SupplementTextBlock
Supplement to the Summary Prospectuses and Prospectuses, dated December 12, 2016, as amended and supplemented

Advisor Class, Investor Class, Trust Class, Class A, Class C and Institutional Class

Neuberger Berman Focus Fund

The following is added to the “Principal Investment Strategies” section of Neuberger Berman Focus Fund’s (the “Fund”) Summary Prospectuses and Prospectuses:

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The following is added to the “Principal Investment Risks” section of the Fund’s Summary Prospectuses:

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio Manager applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. Government legislation or regulation could affect the use of derivatives and could limit the Fund’s ability to pursue its investment strategies.

When the Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. When the Fund writes a put option, it assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security.

The date of this supplement is May 19, 2017.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264

www.nb.com

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Equity Funds®